Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
Financial assets (liabilities) as at December 31, 2017 and December 31, 2016 are presented below.

December 31, 2017	Loans and receivables	Financial liabilities at FVTPL	Other financial liabilities	Total
	$	$	$	$
Cash and cash equivalents (note 6)	7,780	—	—	7,780
Trade and other receivables (note 8)	35	—	—	35
Restricted cash equivalents	381	—	—	381
Payables and accrued liabilities (note 12)	—	—	(2,689)	(2,689)
Provision for restructuring costs (note 13)	—	—	(1,806)	(1,806)
Warrant liability (note 14)	—	(3,897)	—	(3,897)
	8,196	(3,897)	(4,495)	(196)

December 31, 2016	Loans and receivables	Financial liabilities at FVTPL	Other financial liabilities	Total
	$	$	$	$
Cash and cash equivalents (note 6)	21,999	—	—	21,999
Trade and other receivables (note 8)	235	—	—	235
Restricted cash equivalents	496	—	—	496
Payables and accrued liabilities (note 12)	—	—	(3,352)	(3,352)
Provision for restructuring costs (note 13)	—	—	(33)	(33)
Warrant liability (note 14)	—	(6,854)	—	(6,854)
Other non-current liabilities (note 15)	—	—	(97)	(97)
	22,730	(6,854)	(3,482)	12,394

Disclosure of fair value measurement of liabilities
Financial assets (liabilities) as at December 31, 2017 and December 31, 2016 are presented below.

December 31, 2017	Loans and receivables	Financial liabilities at FVTPL	Other financial liabilities	Total
	$	$	$	$
Cash and cash equivalents (note 6)	7,780	—	—	7,780
Trade and other receivables (note 8)	35	—	—	35
Restricted cash equivalents	381	—	—	381
Payables and accrued liabilities (note 12)	—	—	(2,689)	(2,689)
Provision for restructuring costs (note 13)	—	—	(1,806)	(1,806)
Warrant liability (note 14)	—	(3,897)	—	(3,897)
	8,196	(3,897)	(4,495)	(196)

December 31, 2016	Loans and receivables	Financial liabilities at FVTPL	Other financial liabilities	Total
	$	$	$	$
Cash and cash equivalents (note 6)	21,999	—	—	21,999
Trade and other receivables (note 8)	235	—	—	235
Restricted cash equivalents	496	—	—	496
Payables and accrued liabilities (note 12)	—	—	(3,352)	(3,352)
Provision for restructuring costs (note 13)	—	—	(33)	(33)
Warrant liability (note 14)	—	(6,854)	—	(6,854)
Other non-current liabilities (note 15)	—	—	(97)	(97)
	22,730	(6,854)	(3,482)	12,394

Disclosure of nature and extent of risks arising from financial instruments
If variations in the market price of our common shares of -30% and +30% were to occur, the impact on the Company's net loss related to the warrant liability held at December 31, 2017 would be as follows:

	Carrying amount	-30%	+30%
	$	$	$
Warrant liability	3,897	1,359	(1,474)
Total impact on net loss – decrease / (increase)		1,359	(1,474)